Related Party Disclosures - Schedule of Other Related Parties (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Servipag Ltda [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Joint venture	Joint venture
Transaction description, Type of service	Collection services	IT support services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 4,010	$ 367
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	4,010	367
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 328
Servipag Ltda [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	IT support services	Collection services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 296	$ 4,235
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	296	4,235
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 387
Servipag Ltda [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Software development service
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 85
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	85
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Servipag Ltda [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	IT project services
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 94
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	94
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Bolsa de Comercio de Santiago, Bolsa de Valores [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Minority investments
Transaction description, Type of service	Brokerage commission	Brokerage commission
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 292	$ 423
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	292	423
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Manantial S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	General expenses	General expenses
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 329	$ 379
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	329	379
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Universidad Del Desarrollo [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Advertising services	Advertising service
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 336	$ 126
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	336	126
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 336
Enex S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Rent spaces for ATM	Rent spaces for ATM
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 2,257	$ 1,740
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	2,257	1,740
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 570	$ 498
Enex S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Advertising services
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 132
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	132
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Associates
Transaction description, Type of service	Electronic transaction management services
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 19,080
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	19,080
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 1,609
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	IT project services	IT project services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 207	$ 132
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	207	132
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	IT services	Installation services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 190	$ 81
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	190	81
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Depósito Central de Valores S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Quality control and custodial services	Quality control and custodial services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 764	$ 833
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	764	833
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 22	$ 90
Depósito Central de Valores S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Custodial services	Custodial services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 1,178	$ 1,357
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	1,178	1,357
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
CCLV Contraparte Central S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Minority investments	Minority investments
Transaction description, Type of service	Brokerage commission	Brokerage commission
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 325	$ 352
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	325	352
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 22
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Associates	Associates
Transaction description, Type of service	Collection services	Collection services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 943	$ 881
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	943	881
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 91	$ 91
Inmobiliaria e Inversiones Capitolio S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Leases	Leases
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 83	$ 84
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	83	84
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Fundación Teleton [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties
Transaction description, Type of service	Advertising services
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 577
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	577
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 268
Fundación Teleton One [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Donations
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 1,590
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	1,590
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Canal 13 [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties
Transaction description, Type of service	Advertising services
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 131
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	131
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
La Barra S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties
Transaction description, Type of service	Advertising services
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 96
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	96
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Bolsa Electrónica de Chile, Bolsa de Valores [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Minority investments
Transaction description, Type of service	Brokerage commission
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 189
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	189
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 7
Bolsa Electrónica de Chile, Bolsa de Valores One [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Service of financial information
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 95
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	95
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Citibank N.A. United Kingdom [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties
Transaction description, Type of service	Service of financial information
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 106
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	106
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Comder Contraparte Central S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Securities clearing services	Securities clearing services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 769	$ 529
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	769	529
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Citigroup Global Markets INC [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Brokerage commission	Brokerage commission
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 369	$ 387
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	369	387
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 50	$ 29
DCV Registros S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties
Transaction description, Type of service	IT services
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 258
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	258
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Associates	Associates
Transaction description, Type of service	Card processing	Card processing
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 631	$ 498
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	631	498
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 110	$ 97
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Exchange commission	Project consultation
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 77,727	$ 114
Effect on Profit or loss, Effect on Income	77,727
Effect on Profit or loss, Effect on Expenses		114
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Centro de Compensación Automatizado S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Associates	Associates
Transaction description, Type of service	Transfer services	Fraud prevention services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 2,850	$ 657
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	2,850	657
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 255	$ 333
Centro de Compensación Automatizado S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Fraud prevention services	Collection services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 344	$ 187
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	344	187
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Centro de Compensación Automatizado S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Collection services	Transfer services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 147	$ 2,803
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	147	2,803
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Artikos Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Joint venture
Transaction description, Type of service	IT services	IT support services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 280	$ 422
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	280	422
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 2
Artikos Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	IT support services	IT services
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 236	$ 465
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	236	465
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Citibank N.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Connectivity business commissions	Connectivity business commissions
Transaction description, Term	Quarterly	Quarterly
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 7,991	$ 8,065
Effect on Profit or loss, Effect on Income	7,991	8,065
Effect on Profit or loss, Effect on Expenses
Effect on the statement Financial position, Accounts receivable	3,362	3,272
Effect on the statement Financial position, Accounts payable
Desarrollos e Inversiones Internacionales SpA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties
Transaction description, Type of service	Common area expenses
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 101
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	101
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 13
Plaza Oeste SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Common area expenses	Finance lease contract
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 167	$ 254
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	167	254
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 50	$ 810
Plaza Oeste SPA [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Financial lease agreements
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 250
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	250
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 592
Plaza del Trebol SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Common area expenses	Finance lease contract
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 106	$ 270
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	106	270
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 127	$ 73
Plaza del Trebol SPA [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service	Finance lease contract
Transaction description, Term	30 days
Transaction description, Renewal conditions	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes
Amount	$ 256
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	256
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 19
Nuevos Desarrollos S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Finance lease contract	Finance lease contract
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 193	$ 180
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	193	180
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 335	$ 496
Plaza Vespucio SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Finance lease contract	Finance lease contract
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 133	$ 127
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	133	127
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 32	$ 154
Plaza Tobalaba SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Finance lease contract	Finance lease contract
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 133	$ 135
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	133	135
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 113
Plaza La Serena SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Finance lease contract	Finance lease contract
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 257	$ 223
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	257	223
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable	$ 385	$ 543
Inmobiliaria Mall Calama S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Transaction description, Type of service	Finance lease contract	Finance lease contract
Transaction description, Term	30 days	30 days
Transaction description, Renewal conditions	Contract	Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Yes	Yes
Amount	$ 148	$ 141
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses	148	141
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 137
Ionix SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Other related parties
Transaction description, Type of service		IT support services
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 141
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		141
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Bolsa de Comercio de Santiago, Bolsa de Valores [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Minority investments
Transaction description, Type of service		Service of financial information
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 356
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		356
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 25
Bolsa de Comercio de Santiago, Bolsa de Valores [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service		IT support services
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 256
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		256
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Universidad Adolfo Ibañez [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Other related parties
Transaction description, Type of service		Training
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 272
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		272
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Bolsa Electrónica de Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Minority investments
Transaction description, Type of service		Brokerage commission
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 203
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		203
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 1
Bolsa Electrónica de Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service		Service of financial information
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 117
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		117
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
DCV Registros de Chile S.A.[Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Other related parties
Transaction description, Type of service		IT services
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 294
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		294
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Associates
Transaction description, Type of service		Electronic transaction management services
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 17,658
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		17,658
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 1,707
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service		Fraud prevention services
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 108
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		108
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service		IT services
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 442
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		442
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service		Fraud prevention services
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 87
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		87
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service		Exchange commission
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 79,025
Effect on Profit or loss, Effect on Income		79,025
Effect on Profit or loss, Effect on Expenses
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Fundación Teletón [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Other related parties
Transaction description, Type of service		Advertising services
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 449
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		449
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 121
Fundación Teletón [Member]
Disclosure of transactions between related parties [line items]
Transaction description, Type of service		Donations
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 1,599
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		1,599
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable
Canal 13 [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Other related parties
Transaction description, Type of service		Advertising service
Transaction description, Term		30 days
Transaction description, Renewal conditions		Contract
Transactions under equivalent conditions to those transactions conducted on an arm’s length basis		Yes
Amount		$ 202
Effect on Profit or loss, Effect on Income
Effect on Profit or loss, Effect on Expenses		202
Effect on the statement Financial position, Accounts receivable
Effect on the statement Financial position, Accounts payable		$ 73